Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Disclosure of components of cash
The following is a table summarizing the components of our cash and cash equivalents as of December 31, 2023 and 2022:

	At December 31,
In thousands of U.S. dollars	2023	2022
Cash at banks	$353,805	$375,229
Cash on vessels	1,746	1,641
	$355,551	$376,870